Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,595,000
Previously Paid Amount	0.00
Total Fee Amount	772.67
Total Offset Amount	0.00
Net Fee	772.67
Narrative - Max Aggregate Offering Price	$ 5,595,000
Final Prospectus	true